COHEN & STEERS SHORT DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2026 (Unaudited)

		Shares		Value
PREFERRED SECURITIES—EXCHANGE-TRADED	4.3%
BANKING	2.2%
Citigroup, Inc., 6.25%, Series II(a)			31,733	$779,680
Fifth Third Bancorp, 6.875% to 10/1/30(a)(b)			332,055	8,620,148
First Horizon Corp., 6.75%, Series H(a)			240,111	5,918,736
M&T Bank Corp., 6.35%, Series K(a)			178,000	4,252,420
M&T Bank Corp., 6.625%, Series L(a)			129,297	3,203,980
M&T Bank Corp., 7.50%, Series J(a)			78,771	2,059,862
Morgan Stanley, 6.50%, Series P(a)			47,256	1,189,906
Morgan Stanley, 6.625%, Series Q(a)			375,068	9,537,979
Morgan Stanley, 6.875%, Series F(a)			336,877	8,509,513
Morgan Stanley, 7.125%, Series E(a)			84,773	2,155,777

				46,228,001

FINANCIAL SERVICES	0.7%
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b)			477,718	12,267,798
KKR & Co., Inc., 6.875%, due 6/1/65, Series T			117,491	2,743,415

				15,011,213

INSURANCE	0.5%
Aspen Insurance Holdings Ltd., 7.00% (Bermuda)(a)			50,144	1,192,424
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)			954	22,801
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)			120,185	3,019,047
Lincoln National Corp., 9.00%, Series D(a)			183,245	4,839,501

				9,073,773

UTILITIES	0.9%
Algonquin Power & Utilities Corp., 8.864% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)			586,737	15,085,008
Xcel Energy, Inc., 6.25%, due 10/15/85			112,849	2,627,125

				17,712,133

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$88,293,386)				88,025,120

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	83.5%
BANKING	49.2%
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(d)(e)		EUR	6,000,000	7,399,727
Alpha Bank SA, 7.50% to 6/10/30 (Greece)(a)(b)(d)(e)		EUR	2,100,000	2,595,707
Banco Bilbao Vizcaya Argentaria SA, 7.125% to 5/8/33 (Spain)(a)(b)(d)			8,200,000	8,201,747
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(d)			8,800,000	9,542,042
Banco BPM SpA, 6.25% to 5/27/30 (Italy)(a)(b)(d)(e)		EUR	1,600,000	1,906,457
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(a)(b)(d)(e)		EUR	1,600,000	1,936,546
Banco Mercantil del Norte SA, 7.50% to 6/27/29 (Mexico)(a)(b)(d)(f)			2,000,000	1,985,540
Banco Santander SA, 6.00% to 1/2/31 (Spain)(a)(b)(d)(e)		EUR	3,000,000	3,577,328
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(d)			17,400,000	18,898,662
Bank of America Corp., 6.25% to 7/26/30, Series UU(a)(b)			3,590,000	3,595,827
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)			23,618,000	24,125,291

	Principal Amount*			Value
Bank of Montreal, 6.875% to 11/26/30, due 11/26/85, Series 6 (Canada)(b)		14,700,000		$14,797,799
Bank of Montreal, 7.70% to 5/26/29, due 5/26/84 (Canada)(b)		11,583,000		12,021,092
Bank of Nova Scotia, 6.672% (3 Month USD Term SOFR + 2.910%) (Canada)(a)(c)		3,500,000		3,487,680
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(b)		6,000,000		6,192,246
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)		11,541,000		11,956,013
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(a)(b)(d)		2,600,000		2,688,839
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(d)		1,450,000		1,526,361
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(a)(b)(d)(e)	GBP	8,600,000		12,350,670
Barclays PLC, 8.50% to 6/15/30 (United Kingdom)(a)(b)(d)	GBP	1,300,000		1,858,681
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(d)(e)	GBP	10,800,000		15,029,132
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(d)	GBP	1,000,000		1,431,278
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)		13,800,000		15,243,397
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(d)(f)		18,400,000		19,206,490
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(d)(f)		24,080,000		25,559,572
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(f)		15,450,000		16,240,113
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(d)(f)		7,300,000		7,634,924
Canadian Imperial Bank of Commerce, 6.50% to 7/28/31, due 7/28/86 (Canada)(b)		8,900,000		8,813,230
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(b)		12,200,000		12,362,345
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)		4,271,000		3,947,072
Charles Schwab Corp., 6.10% to 6/1/31, Series L(a)(b)		8,102,000		7,995,942
Citigroup, Inc., 6.625% to 2/15/31, Series HH(a)(b)		17,595,000		17,686,564
Citigroup, Inc., 6.875% to 8/15/30, Series GG(a)(b)		27,872,000		28,159,751
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)		19,535,000		19,721,130
Citigroup, Inc., 7.375% to 5/15/28, Series Z(a)(b)		2,000,000		2,047,960
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)		21,855,000		22,696,352
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)		11,300,000		11,319,775
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)		9,540,000		9,545,219
CoBank ACB, 6.75% to 7/1/31, Series N(a)(b)		3,940,000		3,964,394
CoBank ACB, 7.125% to 1/1/30, Series M(a)(b)		2,500,000		2,534,535
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(d)(e)		8,400,000		8,733,435
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(e)	GBP	5,000,000		7,127,869
Credit Agricole SA, 7.25% to 9/23/28 (France)(a)(b)(d)(e)	EUR	5,000,000		6,095,452
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(d)(f)(g)(h)		5,710,000		1,427,500
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(e)	EUR	6,600,000		8,233,656
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(d)(e)	EUR	3,200,000		3,873,458
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(e)	EUR	2,800,000		3,472,983
Eurobank SA, 6.625% to 6/4/31 (Greece)(a)(b)(d)(e)	EUR	3,800,000		4,555,537
Farm Credit Bank of Texas, 7.00% to 9/15/30, Series 6(a)(b)		4,500,000		4,582,463
First Horizon Bank, 4.859% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(c)(f)		2,100	†	1,590,750
First Maryland Capital II, 4.775% (3 Month USD Term SOFR + 1.112%), due 2/1/27(c)		5,000,000		4,989,860
Goldman Sachs Group, Inc., 6.85% to 2/10/30, Series Z(a)(b)		2,000,000		2,025,450
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(a)(b)		19,384,000		20,105,414
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)		9,684,000		10,023,695
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(d)		6,800,000		6,826,112
HSBC Holdings PLC, 6.75% to 3/24/31 (United Kingdom)(a)(b)(d)		20,300,000		20,421,090
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(d)		8,000,000		8,138,218
HSBC Holdings PLC, 7.05% to 6/5/30 (United Kingdom)(a)(b)(d)		29,000,000		29,671,466
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(d)		5,500,000		5,697,731
Huntington Bancshares, Inc., 6.25% to 10/15/30, Series K(a)(b)		6,030,000		6,012,743
ING Groep NV, 7.00% to 11/16/32 (Netherlands)(a)(b)(d)		9,400,000		9,586,054

		Principal Amount*		Value
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(d)(e)			27,500,000	$29,152,870
JPMorgan Chase & Co., 6.10% to 7/1/31, Series PP(a)(b)			13,670,000	13,621,210
JPMorgan Chase & Co., 6.505% 3 Month USD Term SOFR + 2.842%, Series CC(a)(c)			392,000	393,612
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)			19,282,000	19,922,259
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a)(b)(d)(e)			3,200,000	3,229,446
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(a)(b)(d)(e)			2,600,000	2,679,867
KeyCorp Capital I, 4.727% (3 Month USD Term SOFR + 1.002%), due 7/1/28(c)			12,865,000	12,632,008
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(d)(e)		EUR	2,200,000	2,675,872
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(d)		GBP	4,000,000	5,560,430
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(b)(d)			6,470,000	6,830,062
M&T Bank Corp., 5.40% to 7/30/30, due 7/30/35(b)			8,180,000	8,112,218
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(a)(b)(d)(e)		GBP	2,200,000	3,057,724
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(d)(e)		GBP	5,400,000	7,566,348
Piraeus Bank SA, 6.75% to 12/30/30 (Greece)(a)(b)(d)(e)		EUR	3,800,000	4,593,921
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)			6,500,000	6,514,370
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)			4,000,000	4,030,204
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)			6,292,000	6,361,803
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(b)			25,735,000	26,102,419
Royal Bank of Canada, 7.50% to 5/2/29, due 5/2/84 (Canada)(b)			9,900,000	10,230,403
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(f)			15,900,000	16,026,628
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(d)(f)			20,300,000	21,189,201
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(d)(f)			6,550,000	6,829,908
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(d)(f)			6,400,000	6,959,610
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(a)(b)(d)(f)			12,150,000	12,757,865
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)			5,416,000	5,540,351
State Street Corp., 6.70% to 9/15/29, Series J(a)(b)			7,449,000	7,653,110
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(d)(e)			16,800,000	17,624,040
Toronto-Dominion Bank, 6.35% to 10/31/30, due 10/31/85 (Canada)(b)			8,200,000	8,203,168
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(b)			13,832,000	14,263,807
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)			20,200,000	20,826,422
Truist Financial Corp., 4.576% (3 Month USD Term SOFR + 0.912%), due 3/15/28(c)			12,218,000	12,117,229
Truist Financial Corp., 4.583% (3 Month USD Term SOFR + 0.932%), due 5/15/27, Series A(c)			4,150,000	4,136,092
Truist Financial Corp., 6.669% to 9/1/26, Series N(a)(b)			31,265,000	31,293,170
UBS Group AG, 6.625% to 1/8/31 (Switzerland)(a)(b)(d)(f)			24,400,000	24,349,050
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(d)(f)			15,000,000	15,306,930
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(d)(f)			8,523,000	8,920,964
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(d)(f)			17,000,000	18,214,786
Wells Fargo & Co., 6.125% to 6/15/31, Series GG(a)(b)			8,172,000	8,171,649
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)			10,860,000	11,369,910

				1,019,995,302

CONSUMER DISCRETIONARY PRODUCTS	0.9%
Stellantis NV, 6.25% to 3/16/31(a)(b)(e)		EUR	2,500,000	2,788,866
Stellantis NV, 6.875% to 12/16/33(a)(b)(e)		EUR	2,420,000	2,685,555
Stellantis NV, 8.25% to 6/16/32(a)(b)(e)		GBP	3,160,000	4,128,241
Volkswagen International Finance NV, 5.493% to 11/15/30 (Germany)(a)(b)(e)		EUR	4,900,000	5,678,856
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(b)(e)		EUR	3,600,000	4,396,313

				19,677,831

ENERGY	0.1%
Sunoco LP, 7.875% to 9/18/30(a)(b)(f)			2,120,000	2,174,501

		Principal Amount*		Value
FINANCIAL SERVICES	2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(b)			2,490,000	$2,548,410
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(b)			5,000,000	4,834,362
Ally Financial, Inc., 7.10% to 8/15/31, Series D(a)(b)			7,288,000	7,333,142
CI Financial Holdings Ltd., 7.625% to 4/23/31, due 7/23/56 (United Kingdom)(b)(f)			1,747,000	1,755,847
HA Sustainable Infrastructure Capital, Inc., 7.125% to 8/17/31, due 11/15/56(b)			6,491,000	6,544,246
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, due 6/1/56(b)			4,870,000	5,115,141
ILFC E-Capital Trust I, 6.48% (30 Year CMT + 1.550%), due 12/21/65(c)(f)			3,000,000	2,543,702
ILFC E-Capital Trust II, 6.73% (30 Year CMT + 1.800%), due 12/21/65(c)(f)			3,900,000	3,448,777
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(a)(b)(d)			16,500,000	16,787,743

				50,911,370

HEALTH CARE	0.9%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(b)			12,514,000	12,892,035
Humana, Inc., 6.625% to 6/15/31, due 9/15/56(b)			5,093,000	5,013,759

				17,905,794

INSURANCE	6.7%
Allianz SE, 6.55% to 10/30/33 (Germany)(a)(b)(d)(f)			3,600,000	3,628,476
Allstate Corp., 6.851% (3 Month USD Term SOFR + 3.200%), due 8/15/53, Series B(c)			4,429,000	4,439,041
American National Group, Inc., 7.00% to 12/1/30, due 12/1/55(b)			2,610,000	2,512,906
Argentum Netherlands BV for Swiss Re Ltd., 5.524% to 8/15/27 (Switzerland)(a)(b)(e)			14,473,000	14,478,788
AXA SA, 5.125% to 1/17/27, due 1/17/47 (France)(b)(e)			5,300,000	5,302,507
AXA SA, 5.125% to 9/16/31 (France)(a)(b)(d)(e)		EUR	1,800,000	2,069,772
AXA SA, 5.75% to 6/2/30 (France)(a)(b)(d)(e)		EUR	6,900,000	8,195,128
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)			16,737,000	16,940,940
Corebridge Financial, Inc., 6.875% to 12/1/30(a)(b)			8,455,000	8,678,880
Credit Agricole Assurances SA, 5.875% to 6/17/32 (France)(a)(b)(d)(e)		EUR	3,400,000	3,966,788
Global Atlantic Fin Co., 7.25% to 3/1/31, due 3/1/56(b)(f)			5,470,000	5,259,190
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(f)			6,701,000	6,711,534
Hartford Insurance Group, Inc., 6.038% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(c)(f)			14,781,000	14,658,824
Lincoln National Corp., 6.031% (3 Month USD Term SOFR + 2.302%), due 4/20/67(c)			1,070,000	884,999
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)			1,775,000	1,856,194
Meiji Yasuda Life Insurance Co., 5.10% to 4/26/28, due 4/26/48 (Japan)(b)(f)			5,200,000	5,218,898
MetLife, Inc., 6.40%, due 12/15/36			2,030,000	2,048,778
Prudential Financial, Inc., 5.70% to 9/15/28, due 9/15/48(b)			4,280,000	4,288,012
RLGH Finance Bermuda Ltd., 6.875% to 5/19/32 (Japan)(a)(b)(e)			12,950,000	12,901,425
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(d)(e)			4,100,000	4,055,996
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(f)			9,540,000	8,680,778
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)			2,801,000	2,905,306

				139,683,160

MATERIALS	0.1%
FMC Corp., 8.45% to 8/1/30(b)			2,575,000	1,938,591

PIPELINES	6.0%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)			5,950,000	5,964,042
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)			18,763,000	18,860,962
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)			7,893,000	8,058,563
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b)			22,608,000	23,798,786
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)			5,125,000	5,145,746
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)			4,203,000	4,316,831

		Principal Amount*		Value
Enterprise Products Operating LLC, 6.70% (3 Month USD Term SOFR + 3.039%), due 6/1/67(c)			1,500,000	$1,501,594
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(b)			19,509,000	19,289,656
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(b)			14,010,000	14,579,857
TransCanada PipeLines Ltd., 6.125% to 7/17/31, due 10/17/56 (Canada)(b)			1,790,000	1,789,577
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)			12,125,000	12,127,630
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(f)			8,391,000	8,362,680

				123,795,924

REAL ESTATE	0.7%
Unibail-Rodamco-Westfield SE, 4.75% to 6/11/31 (France)(a)(b)(e)		EUR	6,500,000	7,462,303
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(a)(b)(e)		EUR	5,700,000	6,600,951

				14,063,254

TELECOMMUNICATIONS	4.0%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(b)			11,675,000	11,780,519
Rogers Communications, Inc., 5.25% to 3/15/27, due 3/15/82 (Canada)(b)(f)			8,010,000	7,982,570
Rogers Communications, Inc., 6.875% to 5/2/31, due 7/31/56 (Canada)(b)			5,243,000	5,247,132
Rogers Communications, Inc., 7.00% to 2/14/30, due 4/15/55 (Canada)(b)			5,465,000	5,500,692
TELUS Corp., 6.375% to 3/9/31, due 6/9/56 (Canada)(b)			13,900,000	13,730,420
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(b)			13,570,000	13,575,235
TELUS Corp., 6.625% to 3/9/36, due 6/9/56 (Canada)(b)			3,620,000	3,538,639
Verizon Communications, Inc., 5.742% to 3/17/31, due 6/15/56(b)		GBP	7,900,000	10,426,805
Verizon Communications, Inc., 6.05% to 2/14/33, due 5/14/58(b)			6,927,000	6,814,952
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(b)			5,000,000	5,138,700

				83,735,664

UTILITIES	12.4%
AES Corp., 6.95% to 4/15/30, due 7/15/55(b)			3,738,000	3,674,312
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)			17,716,000	17,559,864
Alliant Energy Corp., 5.75% to 1/1/31, due 4/1/56(b)			7,210,000	7,074,952
American Electric Power Co., Inc., 5.80% to 12/15/30, due 3/15/56, Series C(b)			16,000,000	15,722,630
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(b)			7,944,000	8,241,998
APA Infrastructure Ltd., 7.125% to 11/9/28, due 11/9/83 (Australia)(b)(e)		EUR	2,300,000	2,820,039
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(b)			7,260,000	7,490,258
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(b)			3,632,000	3,348,712
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)			18,645,000	18,560,570
Dominion Energy, Inc., 6.00% to 11/15/30, due 2/15/56(b)			19,885,000	19,695,560
Dominion Energy, Inc., 6.15% to 9/16/31, due 12/15/56(b)			7,181,000	7,107,454
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)			15,332,000	15,687,196
Emera U.S. Finance LLC, 6.65% to 7/1/31, due 10/1/56, Series A(b)			9,847,000	9,919,218
Enel SpA, 6.375% to 4/16/28 (Italy)(a)(b)(e)		EUR	1,400,000	1,680,810
Entergy Corp., 5.875% to 3/15/31, due 6/15/56(b)			5,500,000	5,441,304
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)			6,232,000	6,392,611
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(b)			5,373,000	5,584,374
Evergy, Inc., 6.65% to 3/2/30, due 6/1/55(b)			13,009,000	13,200,649
Eversource Energy, 6.10% to 5/15/31, due 8/15/56, Series A(b)			10,489,000	10,435,503
NextEra Energy Capital Holdings, Inc., 6.00% to 7/4/31, due 10/1/56, Series AA(b)			10,234,000	10,066,335
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(b)			7,970,000	8,006,869
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(b)			4,850,000	4,918,875
Puget Energy, Inc., 7.00% to 6/15/31, due 9/15/56(b)			5,808,000	5,827,095
Sempra, 4.125% to 1/1/27, due 4/1/52(b)			11,894,000	11,809,205
Sempra, 6.375% to 1/1/31, due 4/1/56(b)			6,010,000	6,051,757

		Principal Amount*	Value
Sempra, 6.875% to 7/3/29, due 10/1/54(b)		13,076,000	$13,283,294
Spire, Inc., 6.25% to 3/1/31, due 6/1/56(b)		11,710,000	11,593,583
Xcel Energy, Inc., 5.75% to 9/3/31, due 12/3/56(b)		6,825,000	6,696,699

			257,891,726

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$1,713,804,520)			1,731,773,117

CORPORATE BONDS	9.6%
CONSUMER STAPLE PRODUCTS	0.3%
Mars, Inc., 4.60%, due 3/1/28(f)		5,640,000	5,643,913

HEALTH CARE	0.2%
AbbVie, Inc., 4.65%, due 3/15/28		3,990,000	4,002,124

OIL & GAS	0.2%
Repsol E&P Capital Markets U.S. LLC, 5.204%, due 9/16/30 (Spain)(f)		3,950,000	3,950,544

PIPELINES	0.4%
South Bow USA Infrastructure Holdings LLC, 4.911%, due 9/1/27 (Canada)		7,130,000	7,143,156
South Bow USA Infrastructure Holdings LLC, 5.026%, due 10/1/29 (Canada)		2,500,000	2,493,037

			9,636,193

REAL ESTATE	5.9%
American Homes 4 Rent LP, 4.25%, due 2/15/28		13,144,000	13,031,842
American Homes 4 Rent LP, 4.95%, due 6/15/30		1,500,000	1,491,853
American Tower Corp., 4.90%, due 3/15/30		5,000,000	4,981,323
American Tower Corp., 5.80%, due 11/15/28		4,850,000	4,955,911
Crown Castle, Inc., 4.80%, due 9/1/28		2,000,000	2,000,621
Crown Castle, Inc., 5.00%, due 1/11/28		3,000,000	3,011,569
Crown Castle, Inc., 5.60%, due 6/1/29		4,125,000	4,195,226
CTR Partnership LP/CareTrust Capital Corp., 3.875%, due 6/30/28(f)		5,160,000	5,030,468
Equinix, Inc., 1.55%, due 3/15/28		3,000,000	2,854,740
Equinix, Inc., 5.00%, due 8/15/29		7,540,000	7,531,456
ERP Operating LP, 3.25%, due 8/1/27		1,090,000	1,078,328
Federal Realty OP LP, 3.25%, due 7/15/27		7,026,000	6,946,313
Global Net Lease, Inc., 4.50%, due 9/30/28(f)		3,395,000	3,317,500
Hudson Pacific Properties LP, 3.25%, due 1/15/30		5,640,000	4,940,443
Hudson Pacific Properties LP, 4.65%, due 4/1/29		3,500,000	3,293,414
Hudson Pacific Properties LP, 5.95%, due 2/15/28		2,975,000	2,950,863
Lineage OP LP, 5.25%, due 7/15/30		4,400,000	4,387,019
Newmark Group, Inc., 7.50%, due 1/12/29		3,050,000	3,166,144
Prologis Targeted U.S. Logistics Fund LP, 5.25%, due 4/1/29(f)		5,000,000	5,047,852
Realty Income Corp., 4.75%, due 2/15/29		4,000,000	4,002,313
SBA Communications Corp., 4.875%, due 1/15/30		2,520,000	2,512,485
SBA Communications Corp., 5.15%, due 7/15/31		2,590,000	2,573,395
Tanger Properties LP, 3.875%, due 7/15/27		4,825,000	4,798,953
UDR, Inc., 3.50%, due 7/1/27		2,085,000	2,068,027
UDR, Inc., 3.50%, due 1/15/28		1,411,000	1,388,718
VICI Properties LP, 4.75%, due 4/1/28		3,395,000	3,387,417
VICI Properties LP/VICI Note Co., Inc., 4.125%, due 8/15/30(f)		5,467,000	5,197,331
VICI Properties LP/VICI Note Co., Inc., 4.25%, due 12/1/26(f)		2,650,000	2,646,792
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(f)		7,000,000	7,018,464
WEA Finance LLC, 3.50%, due 6/15/29 (France)(f)		2,000,000	1,919,252

			121,726,032

		Principal Amount*	Value
RETAIL & WHOLESALE—DISCRETIONARY	0.5%
Amazon.com, Inc., 4.25%, due 3/13/31		1,046,000	$1,014,957
Amazon.com, Inc., 4.60%, due 7/9/29		4,734,000	4,718,678
Amazon.com, Inc., 4.80%, due 7/9/31		4,734,000	4,690,375

			10,424,010

SOFTWARE & TECH SERVICES	0.2%
Salesforce, Inc., 4.50%, due 3/15/28		2,440,000	2,435,344
Salesforce, Inc., 4.65%, due 3/15/29		2,440,000	2,429,857

			4,865,201

TELECOMMUNICATIONS	0.1%
SoftBank Group Corp., 8.25%, due 10/22/31 (Japan)(e)		2,900,000	2,924,831

UTILITIES	1.8%
AES Corp., 5.20%, due 7/15/29		6,459,000	6,464,732
DTE Energy Co., 4.95%, due 7/1/27		5,000,000	5,020,153
ENEL Finance International NV, 4.625%, due 6/15/27 (Italy)(f)		12,000,000	11,994,125
Evergy, Inc., 4.25%, due 3/15/29		2,641,000	2,604,765
Pinnacle West Capital Corp., 4.65%, due 6/1/29		3,520,000	3,505,249
Southern Co., 5.113%, due 8/1/27		3,900,000	3,917,798
WEC Energy Group, Inc., 4.75%, due 1/15/28		3,309,000	3,317,633

			36,824,455

TOTAL CORPORATE BONDS (Identified cost—$199,496,298)			199,997,303

		Shares
SHORT-TERM INVESTMENTS	0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.62%(i)		10,871,883	10,871,883
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(i)		5,634,730	5,634,730

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$16,506,613)			16,506,613

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,018,100,817)	98.2%		2,036,302,153
OTHER ASSETS IN EXCESS OF LIABILITIES	1.8		37,310,364

NET ASSETS	100.0%		$2,073,612,517

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate	Fixed Rate Pay/Receive	Fixed Payment Frequency	Floating Rate		Floating Rate Pay/Receive	Floating Payment Frequency	Maturity Date	Unrealized Appreciation (Depreciation)	Upfront Payments (Receipts)	Value
EUR 26,600,000	2.388%	Pay	Annually	2.639	%(j)	Receive	Semi-Annually	12/16/30	$494,594	$—	$494,594
14,000,000	2.547%	Pay	Annually	2.688	%(j)	Receive	Semi-Annually	1/20/31	149,209	—	149,209
$ 32,000,000	3.227%	Receive	Annually	3.660	%(k)	Pay	Annually	12/16/30	(1,239,631)	—	(1,239,631)
16,300,000	3.541%	Receive	Annually	3.660	%(k)	Pay	Annually	1/21/31	(401,596)	—	(401,596)

									$(997,424)	$—	$(997,424)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	93,015,179	USD	106,355,416	8/24/26	$(989,955)
Brown Brothers Harriman	GBP	48,698,099	USD	65,281,993	8/24/26	(349,592)
Brown Brothers Harriman	USD	4,699,765	EUR	4,071,944	8/24/26	(485)

						$(1,340,032)

Glossary of Portfolio Abbreviations

CMT	Constant Maturity Treasury
EUR	Euro Currency
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
ICON	Income Capital Obligation Note
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$88,025,120	$—	$—	$88,025,120
Preferred Securities—Over-the-Counter	—	1,731,773,117	—	1,731,773,117
Corporate Bonds	—	199,997,303	—	199,997,303
Short-Term Investments	—	16,506,613	—	16,506,613

Total Investments in Securities	$88,025,120	$1,948,277,033	$—	$2,036,302,153

Interest Rate Swap Contracts	$—	$643,803	$—	$643,803

Total Derivative Assets	$—	$643,803	$—	$643,803

Forward Foreign Currency Exchange Contracts	$—	$(1,340,032)	$—	$(1,340,032)
Interest Rate Swap Contracts	—	(1,641,227)	—	(1,641,227)

Total Derivative Liabilities	$—	$(2,981,259)	$—	$(2,981,259)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.
(c)	Variable rate. Rate shown is in effect at July 31, 2026.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $550,903,199 or 26.6% of the net assets of the Fund.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $249,605,214 which represents 12.0% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $326,391,849 which represents 15.7% of the net assets of the Fund, of which 0.1% are illiquid.

(g)	Non–income producing security.
(h)	Security is in default.
(i)	Rate quoted represents the annualized seven–day yield.
(j)	Based on 6-Month EURIBOR. Represents rates in effect at July 31, 2026.
(k)	Based on 1-Day USD-SOFR-OIS. Represents rates in effect at July 31, 2026.

Country Summary	% of Net Assets
United States	49.8
Canada	16.3
United Kingdom	8.4
France	7.8
Switzerland	4.3
Spain	2.2
Netherlands	1.9
Japan	1.8
Germany	1.6
Sweden	0.8
Italy	0.8
Greece	0.6
Ireland	0.5
Other (includes short-term investments)	3.2

100.0

COHEN & STEERS SHORT DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swap contracts are valued based upon prices provided by a third-party pricing service.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS SHORT DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of July 31, 2026 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Centrally Cleared Interest Rate Swap Contracts: The Fund may enter into interest rate swap contracts to manage interest rate risk. An interest rate swap involves the exchange of cash flows based on interest rate specifications and a specified principal amount, often a fixed payment for a floating payment that is linked to an interest rate. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Note 3. Change to Fund Name

The Fund was known as Cohen & Steers Low Duration Preferred and Income Fund, Inc. during the reporting period and changed its name to Cohen & Steers Short Duration Preferred and Income Fund, Inc. effective August 28, 2026.